RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Increase In Net Assets (Details) - EBP 042 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets prior to transfer per the financial statements	$ 318,970,011	$ 517,381,752
Plus: previously deemed distribution of participant loans	242,370
Less: certain deemed distributions of participant loans and related interest	(347,053)
Net income per the Form 5500	$ 318,865,328